Financial Instruments - Summary of Earnings Impact of (Gains) Losses from Risk Management Positions (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Financial Instruments [Abstract]
Realized (Gain) Loss	$ 697	$ (155)		$ 1,166	$ (76)
Unrealized (Gain) Loss	(122)	(132)		(261)	(411)
(Gain) Loss on Risk Management From Continuing Operations	$ 575	$ (287)	[1]	$ 905	$ (487)	[1]

[1]	The comparative period has been restated to reflect discontinued operations as discussed in Note 8 and measurement period adjustments related to the Acquisition as discussed in Note 7.